Combined and Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Cash flows from operating activities
Net income for the year	¥ 248,903	$ 36,442	¥ 191,809	¥ 2,916
Adjustments to reconcile net cash flows from operating activities:
Depreciation	78,286	11,463	74,436	69,548
Amortization of land use right	973	142	973	973
Amortization of acquired intangible assets	6,620	969	2,647	1,573
Exchange loss	4,868	713
Income on disposal of property and equipment	117	17	80	83
Share of equity in income of unconsolidated affiliates	40	6
Share-based compensation	29,061	4,255		95,070
Gain on disposal of subsidiaries	(2,443)	(358)
Investment income	(19,226)	(2,815)	(13,406)
Deferred income taxes	6,691	980	975	4,769
Changes in operating assets and liabilities and other, net:
Accounts receivable	(424)	(62)	2,181	(2,066)
Inventories	(468)	(69)	982	(485)
Amounts due from related parties	(7,674)	(1,123)	(2,405)
Other receivables, deposits and other assets	(13,948)	(2,042)	(1,180)	(2,253)
Accounts payable	(2,738)	(401)	14,550	(8,438)
Amounts due to related parties	(5,865)	(859)	1,411	(1,958)
Accrued expenses and other current liabilities	50,920	7,455	69,105	25,122
Deferred revenue	190,575	27,903	96,473	160,941
Other assets and liabilities	(10,052)	(1,471)	26,288	14,863
Net cash provided by operating activities	554,216	81,145	464,919	360,658
Cash flows from investing activities
Purchase of held-to-maturity investments	(1,428,000)	(209,077)	(186,000)	(30,500)
Purchase of debt investments	(469,000)	(68,668)	(780,000)
Purchase of long-term investments	(190,920)	(27,953)
Proceeds from disposal of held-to-maturity investments	1,445,368	211,620	215,885
Proceeds from disposal of debt investment	477,248	69,875	787,631
Payment for acquisition deposits	(8,854)	(1,296)	(78,750)
Additions of property and equipment	(117,556)	(17,211)	(97,116)	(92,687)
Proceeds from sale of property and equipment	859	126	73	32
Acquisition of subsidiaries, net of cash acquired of RMB 6,899, RMB 651 and RMB 60,155 in 2016, 2017 and 2018, respectively	(179,571)	(26,292)	(2,125)	(101)
Disposal of subsidiaries	(2,034)	(298)
Advances to related parties			(144,560)	(716,788)
Repayments from related parties			229,237	872,130
Net cash provided by/(used in) investing activities	(472,460)	(69,174)	(55,725)	32,086
Cash flows from financing activities
Proceeds from capital contribution			3,600
Proceeds from initial public offering, net of offering cost paid of RMB 3,226 in 2017			1,147,886
Proceeds from follow-on offering, net of offering cost paid of RMB 5,996 in 2018	1,151,702	168,624
Advances from related parties			71,367	112,586
Payment for the consideration for the transfer of schools as a result of Reorganization			(3,667)
Repayments to related parties			(57,675)	(387,127)
Repurchase of ordinary shares	(108,938)	(15,950)
Proceeds from bank borrowings	49,840	7,297
Net cash (used in)/provided by financing activities	1,092,604	159,971	1,161,511	(274,541)
Net increase in cash and cash equivalents, and restricted cash	1,174,360	171,942	1,570,705	118,203
Cash and cash equivalents and restricted cash at beginning of the year	1,896,662	277,696	362,451	244,248
Effect of exchange rate changes on cash and cash equivalents and restricted cash	93,059	13,625	(36,494)
Cash and cash equivalents and restricted cash at end of the year	3,164,081	463,263	1,896,662	362,451
Supplemental disclosure of cash flow information:
Income tax paid	65,136	9,537	16,378	2,209
Non-cash investing activities:
Acquisition of subsidiaries				102,530
Acquisition of additional interest in subsidiaries of non-controlling interests			15,712
Distribution to owners under group Reorganization			32,167
Other payable related to cost of initial public offering			(1,025)
Other payable related to stock repurchase	(5,616)	(822)
Accounts payable balance for acquisition of property and equipment	(5,751)	(842)	(28,281)	(10,557)
Amounts due to related parties balance for acquisition of property and equipment	¥ (27,869)	$ (4,080)	¥ (1,858)	¥ (707)